Climate change and energy transition - Additional Information 1 (Details) $ in Millions	1 Months Ended	12 Months Ended		84 Months Ended
	Mar. 31, 2024	Dec. 31, 2023 USD ($) outlook	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		$ 194,835	$ 198,642	$ 194,835
Impairment sensitivity to change in commodity prices		10.00%
Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Number of external price outlooks | outlook		3
2030
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve		43.00%
2040
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve		7.00%
2050
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve		1.00%
Integrated Gas and Upstream segments
Disclosure of Climate Change and Energy Transition [Line Items]
Disposals of property, plant and equipment				26,000
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		$ 57,700	60,800	57,700
Integrated Gas | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment			75,000
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		70,900	74,500	70,900
Upstream | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment			88,000
Production assets
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		111,000	117,000	111,000	$ 118,000	$ 132,000	$ 150,000	$ 149,000	$ 154,000	$ 169,000
Production assets | Integrated Gas and Upstream segments
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		111,000		111,000						169,000
Carrying amount of exploration and evaluation assets
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		$ 5,312	6,403	$ 5,312	$ 7,000	$ 9,000	$ 15,000	$ 18,000	$ 19,000	$ 19,000
Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Impairment sensitivity to mid-price outlook		(10.00%)
Minimum | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Expected impairment loss with change in measurement input		$ 5,000	2,000
Minimum | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Expected impairment loss with change in measurement input		$ 2,000	2,000
Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Impairment sensitivity to mid-price outlook		10.00%
Maximum | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Expected impairment loss with change in measurement input		$ 8,000	5,000
Maximum | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Expected impairment loss with change in measurement input		$ 5,000	$ 4,000
2025
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in Scope 1 and 2 emissions		50.00%
2025 | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)		15.00%
2025 | Minimum | Revision of carbon emissions targets
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)	15.00%
2025 | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)		20.00%
2025 | Maximum | Revision of carbon emissions targets
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)	20.00%
2023 | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)		9.00%
2023 | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)		12.00%
2024 | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)		9.00%
2024 | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)		13.00%
2030
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)		100.00%